General - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2015	Mar. 31, 2014
General [Line Items]
Treasury stock, shares repurchased	1,959,514
Treasury stock, price per share	$ 97.50
Treasury stock, aggregate purchase price	$ 193,000	$ 194,328	$ 194,328
Sun Pharmaceutical Industries Ltd. [Member]
General [Line Items]
Number of ordinary shares owned by majority share holder		29,497,813
Percentage of ordinary shares owned by majority share holder		68.90%
Vote attributable to share equity		79.20%